Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Ingredion Inc
Entity Incorporation State Country Code	DE
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	708
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	(d) On December 16, 2021, Ingredion Incorporated (the “Company”) filed a Current Report on Form 8-K dated December 16, 2021, announcing the election of Charles V. (“Chuck”) Magro as a director of the Company, effective May 1, 2022. On February 22, 2022, the Company’s Board of Directors appointed Mr. Magro a member of the People, Culture, and Compensation Committee of the Board of Directors, effective May 1, 2022. Except for the addition of this information, there is no change in the Current Report on Form 8-K dated December 16, 2021.
Entity Central Index Key	0001046257